Income Tax Expense - Summary of Income Tax Expense, Current and Deferred (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major components of tax expense (income) [abstract]
Current	$ (651,110,917)	$ (238,702,150)	$ (209,816,188)
Deferred	65,572,961	(19,032,175)	(32,542,926)
Income tax expense	$ (585,537,956)	$ (257,734,325)	$ (242,359,114)